Recapitalization - PIPE Investment (Details) - USD ($)		6 Months Ended	11 Months Ended
	Mar. 13, 2023	Jun. 30, 2023	Dec. 31, 2022
Recapitalization
Number of Class A shares issued			3,547
Ordinary shares price		$ 14,686,000
PIPE Subscription Agreement
Recapitalization
Number of Class A shares issued	2,009,950
Price per share	$ 10.00
Ordinary shares price	$ 20,099,500